Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Empower Securefoundation® Balanced Fund - Class L [Member]
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Class L
Trading Symbol	MXLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Securefoundation® Balanced Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June
30
, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Class L/MXLDX)	$ 87	0.83% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.15%).

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 741,000,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 741M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.94%
Empower S&P 500 ® Index Fund Institutional Class	23.11%
Empower International Index Fund Institutional Class	13.76%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	10.91%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	7.87%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.42%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.94%
Empower S&P 500 ® Index Fund Institutional Class	23.11%
Empower International Index Fund Institutional Class	13.76%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	10.91%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	7.87%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.42%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation® Balanced Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Institutional Class
Trading Symbol	MXCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Securefoundation® Balanced Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June
30
, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Institutional Class/MXCJX)	$ 24	0.23% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.15%).

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 741,000,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 741M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.94%
Empower S&P 500 ® Index Fund Institutional Class	23.11%
Empower International Index Fund Institutional Class	13.76%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	10.91%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	7.87%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.42%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.94%
Empower S&P 500 ® Index Fund Institutional Class	23.11%
Empower International Index Fund Institutional Class	13.76%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	10.91%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	7.87%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.42%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation® Balanced Fund - Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Investor Class
Trading Symbol	MXSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Securefoundation® Balanced Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June
30
, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Investor Class/MXSBX)	$ 61	0.58% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.15%).

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 741,000,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 741M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.94%
Empower S&P 500 ® Index Fund Institutional Class	23.11%
Empower International Index Fund Institutional Class	13.76%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	10.91%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	7.87%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.42%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.94%
Empower S&P 500 ® Index Fund Institutional Class	23.11%
Empower International Index Fund Institutional Class	13.76%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	10.91%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	7.87%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.42%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation® Balanced Fund - Service Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Service Class
Trading Symbol	MXSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Securefoundation® Balanced Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period
ended
June
30
, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Service Class/MXSHX)	$ 71	0.68% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.15%).

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 741,000,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 741M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.94%
Empower S&P 500 ® Index Fund Institutional Class	23.11%
Empower International Index Fund Institutional Class	13.76%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	10.91%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	7.87%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.42%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.94%
Empower S&P 500 ® Index Fund Institutional Class	23.11%
Empower International Index Fund Institutional Class	13.76%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	10.91%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	7.87%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.42%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation® Balanced ETF Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced ETF Fund
Class Name	Class A
Trading Symbol	SFBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Securefoundation® Balanced ETF Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period
ended
June
30
, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced ETF Fund (Class A/SFBPX)	$ 28	0.27% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.04%).

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%	[2]
Net Assets	$ 17,000,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 0	[3]
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 17M
Total number of portfolio holdings	8
Total advisory fee paid	$ 0.0M (a)
Portfolio turnover rate as of the end of the reporting period (not annualized)	6%
(a)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Vanguard Total Bond Market ETF	38.23%
Vanguard S&P 500 ® ETF	20.34%
Vanguard FTSE Developed Markets ETF	13.36%
Vanguard S&P Mid-Cap 400 ® ETF	11.30%
Vanguard Russell 2000 ETF	8.80%
Vanguard FTSE Emerging Markets ETF	4.47%
Federated Hermes Government Obligations Fund Institutional Class	1.92%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.58%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Total Bond Market ETF	38.23%
Vanguard S&P 500 ® ETF	20.34%
Vanguard FTSE Developed Markets ETF	13.36%
Vanguard S&P Mid-Cap 400 ® ETF	11.30%
Vanguard Russell 2000 ETF	8.80%
Vanguard FTSE Emerging Markets ETF	4.47%
Federated Hermes Government Obligations Fund Institutional Class	1.92%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.58%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.15%).
[2]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.04%).
[3]	Amount represents less than $50K.